Subsequent events (Details Narrative)								12 Months Ended
	Feb. 16, 2024 SGD ($) shares	Feb. 02, 2024 USD ($)	Feb. 02, 2024 SGD ($)	Oct. 06, 2023 shares	Apr. 19, 2023 USD ($)	Apr. 19, 2023 SGD ($)	Mar. 23, 2023 shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2021 SGD ($)	Feb. 16, 2024 $ / shares	May 26, 2023
Subsequent Event [Line Items]
Balance, shares				171,384			2,800,000
Shares issued, value | $								$ 11,234,403	$ 4,710,000
Proceeds from loan					$ 323,820	$ 427,216
Loan term					5 years	5 years
Loan interest rate					7.50%	7.50%					5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
working capital loan		$ 327,397	$ 432,000
Loan term		5 years	5 years
Loan interest rate		7.50%	7.50%
IPO [Member]
Subsequent Event [Line Items]
Balance, shares							2,800,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Balance, shares	3,555,555
Shares issued, price per share | $ / shares										$ 1.35
Shares issued, value | $	$ 4,800,000